Marketable Securities (Details) - Schedule of marketable securities	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Marketable Securities [Abstract]
Balance beginning
Additions	3,051,485
Fair value adjustments	1,057,406
Currency translation adjustment	(161,698)
Balance ending	3,947,193
Marketable securities (current) [Member]
Schedule of Marketable Securities [Abstract]
Balance beginning
Additions	2,443,094
Fair value adjustments	848,814
Currency translation adjustment	(129,547)
Balance ending	3,162,361
Marketable securities (non-current) [Member]
Schedule of Marketable Securities [Abstract]
Balance beginning
Additions	608,391
Fair value adjustments	208,592
Currency translation adjustment	(32,151)
Balance ending	$ 784,832